Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2020
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	September 30, 2020	December 31, 2019
Deposits	$120,000	$4,443
Legal retainer	34,105	88,369
Prepaid expenses	3,000	5,005
	$157,105	$97,817

During the nine months ended September 30, 2020, the Company entered into a land purchase agreement in relation to construction of a facility in Coachella, California. The purchase price is $4 million out of which, $120,000 has been paid as a deposit and the balance is subject to financing.